NET REVENUES	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
NET REVENUES
NET REVENUES
Net revenues are as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Cars and spare parts	2,925,721	2,535,245	2,455,955
Engines	198,308	284,546	373,313
Sponsorship, commercial and brand	538,238	505,701	494,082
Other	104,348	94,829	93,540
Total net revenues	3,766,615	3,420,321	3,416,890

Other net revenues primarily relate to financial services activities and management of the Mugello racetrack.